Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) € in Millions	Dec. 31, 2022 $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		€ 1,623.8		€ 1,650.2
Listing and share transaction costs		(27.1)		(27.1)	€ (27.0)
Total net share capital and capital reserve		1,596.7		1,623.1
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		1,613.2		1,639.6
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		€ 10.6		€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares		172,550,253		173,559,173
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares		1,500,000		1,500,000